UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-3104

                          Centennial Tax Exempt Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2002 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2003
--------------------------------------------------------------------------------

                                                                                   Principal                Value
                                                                                      Amount           See Note 1
------------------------------------------------------------------------------------------------------------------
 Short-Term Tax-Exempt Obligations--102.7%
------------------------------------------------------------------------------------------------------------------

 Alabama--1.3%
 Birmingham, AL Waterworks & Sewer Board RB, AAMC Series 2002-21,
 MBIA Insured, 1.65%, 9/3/03                                                     $10,000,000       $   10,000,000
------------------------------------------------------------------------------------------------------------------
 Demopolis, AL IDV Board RB, Del Mesa Farms Project, 1.15% 1                       6,800,000            6,800,000
------------------------------------------------------------------------------------------------------------------
 Hoover, AL BOE Capital Outlay TAN, AAMC Series 2001-16,
 MBIA Insured, 1.06% 1                                                             4,950,000            4,950,000
------------------------------------------------------------------------------------------------------------------
 Sylacauga, AL IDV Board RB, Harrells Fertilizer, Inc., 1.15% 1                    3,600,000            3,600,000
                                                                                                   ---------------
                                                                                                       25,350,000

------------------------------------------------------------------------------------------------------------------
 Alaska--0.7%
 North Slope Borough, AK GOB, Series B, FSA Insured, 1.04% 1                      13,400,000           13,400,000
------------------------------------------------------------------------------------------------------------------
 Arizona--2.3%
 Phoenix, AZ Civic Improvement Corp. WS Revenue BAN, Series 2003-A,
 1.05%, 10/2/03                                                                   20,000,000           20,000,000
------------------------------------------------------------------------------------------------------------------
 Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project,
 Series 1995, 1.07% 1                                                             22,500,000           22,500,000
                                                                                                   ---------------
                                                                                                       42,500,000

------------------------------------------------------------------------------------------------------------------
 California--3.7%
 CA Department of Water & Power Supply RB, Series B-1, 1% 1                        4,000,000            4,000,000
------------------------------------------------------------------------------------------------------------------
 CA Department of Water & Power Supply RB, Series C7, FSA Insured, 1% 1           10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 CA Department of Water & Power Supply RB, Series C9, 0.90% 1                     20,000,000           20,000,000
------------------------------------------------------------------------------------------------------------------
 CA M-S-R PPA RRB, San Juan Project, Sub. Lien, Series E,
 MBIA Insured, 0.90% 1                                                               800,000              800,000
------------------------------------------------------------------------------------------------------------------
 Fremont, CA MH RB, Treetops Apts., Series A, 0.92% 1                              1,000,000            1,000,000
------------------------------------------------------------------------------------------------------------------
 Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 1% 1                     1,100,000            1,100,000
------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA MTAU Sales Tax RB, SGMSTR Series 1996 SG54,
 AMBAC Insured, 1.01% 1                                                            1,000,000            1,000,000
------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA MTAU Sales Tax RRB, Second Sr. Series A,
 MBIA Insured, 0.85% 1                                                             3,500,000            3,500,000
------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Airport RB, SGMSTR Series 1996 SG61, 1.04% 1                      3,000,000            3,000,000
------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA USD GOB, AAMC Series 1999-7, MBIA Insured, 0.98% 1,2              1,000,000            1,000,000
------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Apt. Development RRB, Villas Aliento, Series E, 0.90% 1          3,000,000            3,000,000
------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA IDAU RB, Control Air Conditioning Project-A, 1% 1                2,300,000            2,300,000
------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Special FAU Teeter Plan RB, Series B,
 AMBAC Insured, 0.95% 1                                                            1,500,000            1,500,000
------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Special FAU Teeter Plan RB, Series D,
 AMBAC Insured, 0.95% 1                                                              925,000              925,000
------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Special FAU Teeter Plan RB, Series D,
 AMBAC Insured, 0.95% 1                                                              580,000              580,000
------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Special FAU Teeter Plan RB, Series E,
 AMBAC Insured, 0.95% 1                                                              950,000              950,000
------------------------------------------------------------------------------------------------------------------
 Rancho Mirage, CA Joint Powers FA REF COP, Eisenhower Medical Center,
 Series B, MBIA Insured, 0.97% 1                                                   5,600,000            5,600,000
------------------------------------------------------------------------------------------------------------------
 Sacramento Cnty., CA HAU MH RRB, Bent Tree Apts., Series A, 0.88% 1               3,600,000            3,600,000
------------------------------------------------------------------------------------------------------------------
 Southeast CA RR FA Lease RRB, Series A, 0.92% 1                                   4,000,000            4,000,000

4 | CENTENNIAL TAX EXEMPT TRUST

                                                                                   Principal                Value
                                                                                      Amount           See Note 1
------------------------------------------------------------------------------------------------------------------
 California Continued
 Southern CA PPAU RRB, Palo Verde Project, Series B,
 AMBAC Insured, 0.85% 1                                                           $2,000,000       $    2,000,000
                                                                                                   ---------------
                                                                                                       69,855,000

------------------------------------------------------------------------------------------------------------------
 Colorado--1.3%
 Castlewood Ranch, CO Metro District GOLB, 1.55%, 12/1/03 3                        3,250,000            3,250,000
------------------------------------------------------------------------------------------------------------------
 Central Platte Valley Denver Cnty., CO Metro District GOB, Series B,
 1.55%, 12/1/03 3                                                                  3,000,000            3,000,000
------------------------------------------------------------------------------------------------------------------
 Denver West Metro District, CO GOUN, Series A, 1.24% 1                            6,125,000            6,125,000
------------------------------------------------------------------------------------------------------------------
 Stapleton Business Center Metro District, CO RB, 1.14% 1                          7,550,000            7,550,000
------------------------------------------------------------------------------------------------------------------
 Superior Metro District No. 1, CO WSS BAN, 1.14% 1                                2,000,000            2,000,000
------------------------------------------------------------------------------------------------------------------
 Willow Trace Metro District, CO GOLB, Series A, 1.55%, 12/1/03 3                  2,295,000            2,295,000
                                                                                                   ---------------
                                                                                                       24,220,000

------------------------------------------------------------------------------------------------------------------
 Florida--3.9%
 Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 1.10% 1           2,875,000            2,875,000
------------------------------------------------------------------------------------------------------------------
 Dade Cnty., FL WSS RB, ETET Series 96C0908, Cl. A,  FGIC Insured, 1.05% 1         9,900,000            9,900,000
------------------------------------------------------------------------------------------------------------------
 FL TUAU RB, Series A, ETET Series 96C0910, Cl. A, FGIC Insured, 1.05% 1          14,850,000           14,850,000
------------------------------------------------------------------------------------------------------------------
 Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
 ETET Series 96C0911, Cl. A, 1.05% 1                                              17,795,000           17,795,000
------------------------------------------------------------------------------------------------------------------
 Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
 ETET Series 97C0901, Cl. A, MBIA Insured, 1.05% 1                                17,795,000           17,795,000
------------------------------------------------------------------------------------------------------------------
 Jacksonville, FL Sales Tax RB, MERLOT Series 2003 B26, MBIA Insured, 1.08% 1     10,000,000           10,000,000
                                                                                                  ---------------
                                                                                                       73,215,000

------------------------------------------------------------------------------------------------------------------
 Georgia--6.2%
 Burke Cnty., GA PC RB, Series 98-A, 1.05%, 8/1/03                                12,000,000           12,000,000
------------------------------------------------------------------------------------------------------------------
 Burke Cnty., GA PC RB, Series 98-B, 1.02%, 9/4/03                                 9,600,000            9,600,000
------------------------------------------------------------------------------------------------------------------
 Burke Cnty., GA PC RB, Series 98-B, 1.02%, 9/8/03                                20,000,000           20,000,000
------------------------------------------------------------------------------------------------------------------
 Burke Cnty., GA PC RB, Series 98-B, 1.04%, 8/25/03                                2,000,000            2,000,000
------------------------------------------------------------------------------------------------------------------
 Burke Cnty., GA PC RB, Series 98-B, 1.05%, 8/6/03                                16,000,000           16,000,000
------------------------------------------------------------------------------------------------------------------
 Burke Cnty., GA PC RB, Series 98-B, 1.08%, 8/25/03                               33,000,000           33,000,000
------------------------------------------------------------------------------------------------------------------
 Cherokee Cnty., GA WSS RRB, MERLOT Series 2003 A14,
 MBIA Insured, 1.08% 1                                                             7,060,000            7,060,000
------------------------------------------------------------------------------------------------------------------
 GA GOB, Series 1995B, ETET Series 96C1004, Cl. A, 1.05% 1                        11,880,000           11,880,000
------------------------------------------------------------------------------------------------------------------
 GA GOUN, Series B, 2%, 7/1/04 4                                                   4,340,000            4,389,650
                                                                                                  ---------------
                                                                                                      115,929,650

------------------------------------------------------------------------------------------------------------------
 Idaho--3.8%
 Custer Cnty., ID PC RB, Amoco Standard Oil of Indiana, 1%, 10/1/03 3             20,375,000           20,375,000
------------------------------------------------------------------------------------------------------------------
 ID TAN, 2%, 6/30/04 4                                                            50,000,000           50,593,500
                                                                                                  ---------------
                                                                                                       70,968,500

------------------------------------------------------------------------------------------------------------------
 Illinois--13.3%
 Chicago, IL BOE GOUN, AAMC Series 2002-4, FSA Insured, 1.13% 1                    9,225,000            9,225,000
------------------------------------------------------------------------------------------------------------------
 Chicago, IL GOB, AAMC Series 2002-12, 1.13% 1                                    10,975,000           10,975,000

5 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                   Principal                Value
                                                                                      Amount           See Note 1
------------------------------------------------------------------------------------------------------------------
 Illinois Continued
 Chicago, IL GOUN, AAMC Series 1998-3, FGIC Insured, 1.06% 1,2                 $   8,735,000      $     8,735,000
------------------------------------------------------------------------------------------------------------------
 Chicago, IL RB, Lakefront Millennium Parking Facility,
 ETET Series 981303, Cl. A, 1.05% 1                                               22,495,000           22,495,000
------------------------------------------------------------------------------------------------------------------
 IL EDLFA RB, Pooled Finance Program, Series 95, 0.90%, 9/8/03                    17,000,000           17,000,000
------------------------------------------------------------------------------------------------------------------
 IL EDLFA RB, Pooled Finance Program, Series 95, 0.90%, 10/9/03                   20,000,000           20,000,000
------------------------------------------------------------------------------------------------------------------
 IL EDLFA RB, Pooled Finance Program, Series 95, 1%, 8/13/03                      31,840,000           31,840,000
------------------------------------------------------------------------------------------------------------------
 IL EDLFA RB, Pooled Finance Program, Series 95, 1.04%, 8/18/03                   10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 IL EDLFA RB, Pooled Finance Program, Series 95, 1.05%, 7/16/03                   14,000,000           14,000,000
------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Blessing Hospital, Series B, FSA Insured, 1.05% 1                     2,450,000            2,450,000
------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Hospital Corp., Series 1985-B, 1.05%, 7/10/03               10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Hospital Corp., Series 1992, 1.05%, 8/14/03                 17,000,000           17,000,000
------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Hospital Corp., Series 1995, 1.10%, 9/25/03                  7,500,000            7,500,000
------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Hospital Corp., Series 1996, 1.05%, 10/9/03                  5,000,000            5,000,000
------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Northwestern Corp., Series 1998, 1.04%, 9/4/03 3            50,000,000           50,000,000
------------------------------------------------------------------------------------------------------------------
 IL RTA RB, MERLOT Series 2003 B15, 1.08% 1                                       12,990,000           12,990,000
                                                                                                  ----------------
                                                                                                      249,210,000

------------------------------------------------------------------------------------------------------------------
 Indiana--6.0%
 Dyer, IN HCF RRB, Regency Place, Series A-1, 1.19% 1                              2,825,000            2,825,000
------------------------------------------------------------------------------------------------------------------
 Fort Wayne, IN HCF RRB, Health Quest, Series X-A, 1.19% 1                         2,070,000            2,070,000
------------------------------------------------------------------------------------------------------------------
 IN Bond Bank RB, Advance Funding Program Nts., Series A,
 AMBAC Insured, 2%, 1/27/04                                                       66,500,000           66,841,424
------------------------------------------------------------------------------------------------------------------
 IN GOB, AAMC Series 2003-15, Single Asset Trust, 1.16%, 1/28/04 3                14,200,000           14,200,000
------------------------------------------------------------------------------------------------------------------
 IN MPA PPS RB, ETET Series 981401, Cl. A, MBIA Insured, 1.05% 1                  13,600,000           13,600,000
------------------------------------------------------------------------------------------------------------------
 Indianapolis, IN HCF RRB, Health Quest, Series A, 1.19% 1                         2,785,000            2,785,000
------------------------------------------------------------------------------------------------------------------
 Kokomo, IN ED RB, Village Community Partner IV Project, 1.09% 1                   2,640,000            2,640,000
------------------------------------------------------------------------------------------------------------------
 Lawrence/Fort Harrison, IN Reuse Authority Tax Increment RB,
 Harrison Military Base, 1% 1                                                      2,835,000            2,835,000
------------------------------------------------------------------------------------------------------------------
 Merrillville, IN HCF RRB, Southlake, Series A-1, 1.19% 1                          2,880,000            2,880,000
------------------------------------------------------------------------------------------------------------------
 South Bend, IN HCF RRB, Regency Place, Series 1992A, 1.19% 1                      2,665,000            2,665,000
                                                                                                  ----------------
                                                                                                      113,341,424

------------------------------------------------------------------------------------------------------------------
 Iowa--4.1%
 IA School Cash Anticipation Program Nts., Series A, FSA Insured,
 2%, 6/18/04                                                                      50,000,000           50,549,865
------------------------------------------------------------------------------------------------------------------
 IA School Cash Anticipation Program Nts., Series B, FSA Insured,
 2.25%, 1/30/04                                                                   27,000,000           27,182,299
                                                                                                  ----------------
                                                                                                       77,732,164

------------------------------------------------------------------------------------------------------------------
 Louisiana--4.2%
 LA Gas & Fuels Tax Nts., AAMC Series 2002-17, 1.65%, 8/21/03 2,3                 15,000,000           15,000,000
------------------------------------------------------------------------------------------------------------------
 Lafayette Parish, LA School Board Sales Tax RB, FGIC Insured, 6%, 4/1/04          2,000,000            2,074,597
------------------------------------------------------------------------------------------------------------------
 Natchitoches Parish, LA RRB, Trus Joist Corp. Project, 1.10% 1                   10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 New Orleans, LA IDV Board MH RB, Orleans LLC Project, Series 3700, 1.20% 1       29,000,000           29,000,000

6 | CENTENNIAL TAX EXEMPT TRUST

                                                                                   Principal                Value
                                                                                      Amount           See Note 1
------------------------------------------------------------------------------------------------------------------
 Louisiana Continued
 St. James Parish, LA PC RRB, Texaco Project, Series A, 1.05%, 7/9/03 3        $  22,530,000      $    22,530,000
                                                                                                  ----------------
                                                                                                       78,604,597

------------------------------------------------------------------------------------------------------------------
 Maryland--1.2%
 Montgomery Cnty., MD Consolidated BAN, Series 2002, 0.85%, 9/5/03                 7,000,000            7,000,000
------------------------------------------------------------------------------------------------------------------
 Montgomery Cnty., MD Consolidated BAN, Series 2002, 0.90%, 9/8/03                15,000,000           15,000,000
                                                                                                  ----------------
                                                                                                       22,000,000

------------------------------------------------------------------------------------------------------------------
 Massachusetts--0.5%
 MA Education & HFAU RB, University of Massachusetts, Series A, 0.90% 1           10,200,000           10,200,000
------------------------------------------------------------------------------------------------------------------
 Michigan--5.2%
 MI GOUN, 1.50%, 9/30/03                                                          30,000,000           30,036,742
------------------------------------------------------------------------------------------------------------------
 MI Job DAU RB, East Lansing Residence Associates Project, 1.13% 1                 1,900,000            1,900,000
------------------------------------------------------------------------------------------------------------------
 MI Multi-Modal School Loan GOB, Series 2002A, 1.40%, 8/26/03                     20,510,000           20,510,000
------------------------------------------------------------------------------------------------------------------
 MI Municipal Bond Authority RB, Series C-1, 2.25%, 8/22/03                       36,500,000           36,544,319
------------------------------------------------------------------------------------------------------------------
 St. Clair Cnty., MI ED RRB, MSTFC Series 2000-282X, AMBAC Insured,
 1.65%, 8/7/03 3                                                                   8,000,000            8,000,000
                                                                                                  ----------------
                                                                                                       96,991,061

------------------------------------------------------------------------------------------------------------------
 Minnesota--0.9%
 MN GOB, ETET Series 2000231, Cl. A, 1.05% 1                                      16,010,000           16,010,000
------------------------------------------------------------------------------------------------------------------
 Missouri--0.9%
 Boatmens St. Louis, MO Grantor Trust COP, Series 1996A, 1.15% 1                  14,075,000           14,075,000
------------------------------------------------------------------------------------------------------------------
 MO Education & HFAU RRB, Washington University, Series C, 1% 1                    3,200,000            3,200,000
                                                                                                  ----------------
                                                                                                       17,275,000

------------------------------------------------------------------------------------------------------------------
 Nevada--4.4%
 Clark Cnty., NV Highway Revenue Nts., Series A, 1%, 8/13/03                      13,000,000           13,000,000
------------------------------------------------------------------------------------------------------------------
 Clark Cnty., NV Highway Revenue Nts., Series A, 1.02%, 9/2/03                     8,000,000            8,000,000
------------------------------------------------------------------------------------------------------------------
 Clark Cnty., NV Highway Revenue Nts., Series A, 1.08%, 7/21/03                   25,000,000           25,000,000
------------------------------------------------------------------------------------------------------------------
 NV GOLB, SGMSTR Series 1997 SG114, 1.03% 1                                       20,350,000           20,350,000
------------------------------------------------------------------------------------------------------------------
 Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset Trust,
 FGIC Insured, 1.06% 1                                                            16,090,000           16,090,000
                                                                                                  ----------------
                                                                                                       82,440,000

------------------------------------------------------------------------------------------------------------------
 New Mexico--0.5%
 NM TAN & RAN, Series 2003, 2%, 6/30/04                                           10,000,000           10,113,700
------------------------------------------------------------------------------------------------------------------
 New York--6.1%
 Jay Street Development Corp. NYC Facilities Lease RB, Jay Street Project,
 Series A-3, 0.90% 1                                                               1,300,000            1,300,000
------------------------------------------------------------------------------------------------------------------
 NYC GOB, Subseries B7, 0.90% 1                                                      500,000              500,000
------------------------------------------------------------------------------------------------------------------
 NYC HDC MH RB, Monterey Project, Series A, 0.95% 1                                1,700,000            1,700,000
------------------------------------------------------------------------------------------------------------------
 NYC MTAU BAN, 0.90%, 11/10/03                                                    15,400,000           15,400,000
------------------------------------------------------------------------------------------------------------------
 NYC MWFAU RB, Series 6, 0.95%, 9/8/03                                            25,000,000           25,000,000
------------------------------------------------------------------------------------------------------------------
 NYC MWFAU RB, Series 6, 0.95%, 9/9/03                                            50,000,000           50,000,000
------------------------------------------------------------------------------------------------------------------
 NYS ERDAUPC RRB, NYS Electric & Gas Corp., Series C, 0.95% 1                      4,500,000            4,500,000



7 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                   Principal                Value
                                                                                      Amount           See Note 1
------------------------------------------------------------------------------------------------------------------
 New York Continued
 NYS HFA MH RB, East 39 Street Housing, Series A, 1.10% 1                       $  1,000,000      $     1,000,000
------------------------------------------------------------------------------------------------------------------
 NYS MAG RB, Municipal Securities Trust Receipts-CMC1, 1.01% 1                     5,310,000            5,310,000
------------------------------------------------------------------------------------------------------------------
 NYS TBTAU SPO RRB, Series D, FSA Insured, 0.90% 1                                10,000,000           10,000,000
                                                                                                  ----------------
                                                                                                      114,710,000

------------------------------------------------------------------------------------------------------------------
 North Carolina--0.5%
 NC Medical Care Community Health System RRB, Catholic Health East-D,
 AMBAC Insured, 0.97% 1                                                           10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 Ohio--0.3%
 Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 1.45%, 12/15/03 3              2,720,000            2,720,000
------------------------------------------------------------------------------------------------------------------
 Scioto Cnty., OH HCF RB, Hill View Retirement Center, 1.35%, 12/1/03 3            3,765,000            3,765,000
                                                                                                  ----------------
                                                                                                        6,485,000

------------------------------------------------------------------------------------------------------------------
 Pennsylvania--2.5%
 PA GOUN, ETET Series 946802, Cl. A, 1.05% 1                                      17,800,000           17,800,000
------------------------------------------------------------------------------------------------------------------
 Philadelphia, PA Water & Wastewater RRB, FSA Insured, 0.90% 1                    29,600,000           29,600,000
                                                                                                  ----------------
                                                                                                       47,400,000

------------------------------------------------------------------------------------------------------------------
 South Carolina--0.4%
 SC POAU GOB, AAMC Series 1998-7, FSA Insured, 1.16% 1                             7,325,000            7,325,000
------------------------------------------------------------------------------------------------------------------
 Texas--15.8%
 Brownsville, TX Utility System RB, Sub. Lien, Series A, MBIA Insured, 0.90% 1    29,450,000           29,450,000
------------------------------------------------------------------------------------------------------------------
 Gulf Coast, TX IDAU Marine Terminal RB, Amoco Oil Project, 1%, 12/1/03 3          4,000,000            4,000,000
------------------------------------------------------------------------------------------------------------------
 Harris Cnty., TX Criminal Justice Center RB, SGMSTR Series 1997
 SG96, Cl. A, FGIC Insured, 1.03% 1                                                7,475,000            7,475,000
------------------------------------------------------------------------------------------------------------------
 Harris Cnty., TX HFDC RRB, Methodist Hospital, 0.95% 1                           10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 Harris Cnty., TX TAN, 1.75%, 2/27/04                                             62,000,000           62,316,681
------------------------------------------------------------------------------------------------------------------
 Hockley Cnty., TX IDV Corp. PC RB, Amoco Project, 1.10%, 11/1/03 3               13,940,000           13,940,000
------------------------------------------------------------------------------------------------------------------
 Houston, TX Hotel Occupation Tax & Parking RB, Sub. Lien, Series A,
 1.05%, 8/14/03                                                                   22,500,000           22,500,000
------------------------------------------------------------------------------------------------------------------
 Houston, TX WSS RB, SGMSTR Series 1997 SG120, 1.03% 1                            37,600,000           37,600,000
------------------------------------------------------------------------------------------------------------------
 Keller, TX ISD GOUN, AAMC Series 2001-26, 1.06% 1                                 3,000,000            3,000,000
------------------------------------------------------------------------------------------------------------------
 TX TAN & RAN, 2.75%, 8/29/03                                                     90,000,000           90,213,257
------------------------------------------------------------------------------------------------------------------
 TX TUAU RB, Dallas Northtollway, SGMSTR Series 1996 SG70, 1.03% 1                15,325,000           15,325,000
                                                                                                  ----------------
                                                                                                      295,819,938

------------------------------------------------------------------------------------------------------------------
 Utah--0.3%
 Salt Lake City, UT PC RRB, Amoco Project, 1.05%, 10/1/03 3                        4,715,000            4,715,000
------------------------------------------------------------------------------------------------------------------
 Washington--4.4%
 Everett Cnty., WA Public Facilities District RAN, Series A, 0.98%, 2/19/04       24,460,000           24,460,000
------------------------------------------------------------------------------------------------------------------
 Everett Cnty., WA Public Facilities District TAN & RAN, 0.98%, 2/19/04           12,500,000           12,500,000
------------------------------------------------------------------------------------------------------------------
 King Cnty., WA GOLB, AAMC Series 2001-1, MBIA Insured, 1.06% 1                   12,770,000           12,770,000
------------------------------------------------------------------------------------------------------------------
 Seattle, WA Light & Power RRB, AAMC Series 2002-12, FSA Insured,
 1.12%, 9/17/03 3                                                                  9,755,000            9,755,000


8 | CENTENNIAL TAX EXEMPT TRUST

                                                                                   Principal                Value
                                                                                      Amount           See Note 1
------------------------------------------------------------------------------------------------------------------
 Washington Continued
 Snohomish Cnty., WA GOLB, MERLOT Series 2003 B33,
 MBIA Insured, 1.08% 1                                                          $  4,550,000      $     4,550,000
------------------------------------------------------------------------------------------------------------------
 Snohomish Cnty., WA Public Utility District No. 001 Electric RRB,
 FSA Insured, 5%, 12/1/03                                                          2,870,000            2,916,611
------------------------------------------------------------------------------------------------------------------
 Tacoma, WA GOLB, Series 2B, 1.02%, 9/8/03                                         8,000,000            8,000,000
------------------------------------------------------------------------------------------------------------------
 Tacoma, WA Revenue BAN, Series 2A, 1.02%, 9/8/03                                  5,000,000            5,000,000
------------------------------------------------------------------------------------------------------------------
 WA GOUN, MERLOT Series 2003 A11, MBIA Insured, 1.08% 1                            2,880,000            2,880,000
                                                                                                  ----------------
                                                                                                       82,831,611

------------------------------------------------------------------------------------------------------------------
 Wisconsin--0.2%
 West Allis, WI RB, State Fair Park Exposition Center, 1.05% 1                     3,100,000            3,100,000
------------------------------------------------------------------------------------------------------------------
 Wyoming--2.5%
 Lincoln Cnty., WY PC RRB, Amoco Oil Co. of Indiana Project, 1.05%, 10/1/03 3      9,250,000            9,250,000
------------------------------------------------------------------------------------------------------------------
 Sweetwater Cnty., WY PC RB, Pacificorp, Series 88-A, 0.90%, 9/12/03              10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------
 Sweetwater Cnty., WY PC RB, Pacificorp, Series 88-A, 1.05%, 8/13/03               2,500,000            2,500,000
------------------------------------------------------------------------------------------------------------------
 Sweetwater Cnty., WY PC RB, Pacificorp, Series 88-A, 1.05%, 8/13/03              24,800,000           24,800,000
                                                                                                  ----------------
                                                                                                       46,550,000

------------------------------------------------------------------------------------------------------------------
 District of Columbia--5.3%
 Metro Washington D.C. AA RB, Series 99-A, 1%, 9/29/03                            31,500,000           31,500,000
------------------------------------------------------------------------------------------------------------------
 Metro Washington D.C. AA RB, Series 99-A, 1%, 10/1/03                            22,600,000           22,600,000
------------------------------------------------------------------------------------------------------------------
 Metro Washington D.C. AA RB, Series 99-A, 1.02%, 9/18/03                         15,000,000           15,000,000
------------------------------------------------------------------------------------------------------------------
 Washington D.C. National Academy of Science RB, Series 99-B,
 0.95%, 10/1/03                                                                   11,000,000           11,000,000
------------------------------------------------------------------------------------------------------------------
 Washington D.C. National Academy of Science RB, Series 99-B,
 1.10%, 7/31/03                                                                    5,000,000            5,000,000
------------------------------------------------------------------------------------------------------------------
 Washington D.C. National Academy of Science RB, Series 99-C,
 0.95%, 10/1/03                                                                    5,000,000            5,000,000
------------------------------------------------------------------------------------------------------------------
 Washington D.C. National Academy of Science RB, Series 99-C,
 1.10%, 7/31/03                                                                    9,000,000            9,000,000
                                                                                                  ----------------
                                                                                                       99,100,000

------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $1,927,392,645)                                     102.7%       1,927,392,645
------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                                  (2.7)         (50,802,015)
                                                                                ----------------------------------
 Net Assets                                                                            100.0%     $ 1,876,590,630
                                                                                ==================================


9 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------



Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:

AA      Airport Authority
AAMC    ABN AMRO Munitops Certificates
BAN     Bond Anticipation Nts.
BOE     Board of Education
COP     Certificates of Participation
DAU     Development Authority
ED      Economic Development
EDLFA   Educational Facilities Authority
ERDAUPC Energy Research & Development Authority
        Pollution Control
ETET    Eagle Tax-Exempt Trust
FA      Facilities Authority
FAU     Finance Authority
GOB     General Obligation Bonds
GOLB    General Obligation Ltd. Bonds
GOUN    General Obligation Unlimited Nts.
HAU     Housing Authority
HCF     Health Care Facilities
HDC     Housing Development Corp.
HFA     Housing Finance Agency
HFAU    Health Facilities Authority
HFDC    Health Facilities Development Corp.
IDAU    Industrial Development Authority
IDV     Industrial Development
ISD     Independent School District
MAG     Mtg. Agency
MERLOT  Municipal Exempt Receipts Liquidity
        Option Tender
MH      Multifamily Housing
MPA     Municipal Power Agency
MSTFC   Morgan Stanley & Co., Inc. Trust Floater
        Certificates
MTAU    Metropolitan Transportation Authority
MWFAU   Municipal Water Finance Authority
NYC     New York City
NYS     New York State
PC      Pollution Control
POAU    Port Authority
PPA     Public Power Agency
PPAU    Public Power Authority
PPS     Public Power System
RA      Redevelopment Agency
RAN     Revenue Anticipation Nts.
RB      Revenue Bonds
REF     Refunding
RR      Resource Recovery
RRB     Revenue Refunding Bonds
RTA     Regional Transportation Authority
SGMSTR  Societe Generale, NY Branch Municipal
        Security Trust Receipts
SPO     Special Obligations
TAN     Tax Anticipation Nts.
TBTAU   Triborough Bridge & Tunnel Authority
TUAU    Turnpike Authority
USD     Unified School District
WS      Water System
WSS     Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2003. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $24,735,000 or 1.32% of the Trust's net assets as of June 30, 2003.
3. Put obligation redeemable at full principal value on the date reported.
4. When-issued security to be delivered and settled after June 30, 2003. See
Note 1 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


10 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $1,927,392,645)--see accompanying statement                    $  1,927,392,645
--------------------------------------------------------------------------------------------------------------
 Cash                                                                                              3,203,868
--------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                               33,785,593
 Interest                                                                                          7,549,969
 Other                                                                                               130,444
                                                                                            ------------------
 Total assets                                                                                  1,972,062,519

--------------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased (including $54,987,007 purchased on a when-issued basis)                   75,106,267
 Shares of beneficial interest redeemed                                                           19,833,066
 Dividends                                                                                           229,611
 Service plan fees                                                                                   123,294
 Shareholder reports                                                                                  75,304
 Transfer and shareholder servicing agent fees                                                        46,169
 Trustees' compensation                                                                                2,280
 Other                                                                                                55,898
                                                                                            ------------------
 Total liabilities                                                                                95,471,889

--------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                 $  1,876,590,630
                                                                                            ------------------

--------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                            $  1,876,612,638
--------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                            (22,008)
                                                                                            ------------------
 Net Assets--applicable to 1,876,642,273 shares of beneficial interest outstanding          $  1,876,590,630
                                                                                            ------------------

--------------------------------------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and Offering Price Per Share                              $1.00




 See accompanying Notes to Financial Statements.


11 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended June 30, 2003
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
 Investment Income

 Interest                                                    $  25,276,200

---------------------------------------------------------------------------
 Expenses

 Management fees                                                 7,900,919
---------------------------------------------------------------------------
 Service plan fees                                               3,743,282
---------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                     549,386
---------------------------------------------------------------------------
 Shareholder reports                                                57,628
---------------------------------------------------------------------------
 Custodian fees and expenses                                        31,115
---------------------------------------------------------------------------
 Trustees' compensation                                             14,757
---------------------------------------------------------------------------
 Other                                                             134,915
                                                             --------------
 Total expenses                                                 12,432,002
 Less reduction to custodian expenses                              (38,038)
                                                             --------------
 Net expenses                                                   12,393,964

---------------------------------------------------------------------------
 Net Investment Income                                          12,882,236

---------------------------------------------------------------------------
 Net Realized Gain on Investments                                   32,171

---------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations        $  12,914,407
                                                             --------------


 See accompanying Notes to Financial Statements.


12 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


 Year Ended June 30,                                                                     2003                 2002
--------------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                         $   12,882,236        $  22,138,659
--------------------------------------------------------------------------------------------------------------------
 Net realized gain                                                                     32,171              277,353
                                                                               -------------------------------------
 Net increase in net assets resulting from operations                              12,914,407           22,416,012

--------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders                                   (12,882,236)         (22,138,659)

--------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions        53,057,495            1,488,840

--------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                    53,089,666            1,766,193
--------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                            1,823,500,964        1,821,734,771
                                                                               -------------------------------------
 End of period                                                                 $1,876,590,630       $1,823,500,964
                                                                               -------------------------------------



 See accompanying Notes to Financial Statements.


13 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


 Year Ended June 30,                               2003      2002     2001      2000      1999
-----------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period            $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain            .01       .01      .03       .03       .03
 Dividends and/or distributions to shareholders    (.01)     (.01)    (.03)     (.03)     (.03)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                  $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00
                                                 ----------------------------------------------

-----------------------------------------------------------------------------------------------
 Total Return 1                                    0.69%     1.17%    3.26%     3.01%     2.61%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in millions)         $1,877    $1,824   $1,822    $1,692    $1,749
-----------------------------------------------------------------------------------------------
 Average net assets (in millions)                $1,882    $1,904   $1,779    $1,737    $1,896
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                             0.68%     1.16%    3.21%     2.94%     2.58%
 Expenses, gross                                   0.66%     0.69%    0.70%     0.72%     0.69%
 Expenses, net                                     0.66% 3   0.69% 3  0.69% 4   0.72% 3   0.69% 3

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Net of reduction to custodian expenses.

See accompanying Notes to Financial Statements.


14 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
    The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
 Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust makes such purchases while remaining substantially fully invested. As of June 30, 2003, the Trust had entered into when-issued purchase commitments of $54,987,007.
--------------------------------------------------------------------------------
 Federal Taxes. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

            Undistributed Net      Undistributed            Accumulated
            Investment Income    Long-Term Gains    Loss Carryforward 1
            -----------------------------------------------------------
            $256,899                         $--                $22,008

 1. Accumulated losses noted above primarily represent net capital loss carryforwards as of June 30, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryforwards expire in 2008. During the fiscal year the Trust utilized $32,171 of capital loss carryforward to offset capital gains realized in the current fiscal year.


15 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 The tax character of distributions paid during the years ended June 30, 2003 and June 30, 2002 were as follows:

                                           Year Ended        Year Ended
                                        June 30, 2003     June 30, 2002
           -------------------------------------------------------------
           Distributions paid from:
           Exempt-interest dividends      $12,882,236       $22,138,659

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Trust.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                    Year Ended June 30, 2003          Year Ended June 30, 2002
                                     Shares           Amount          Shares            Amount
-----------------------------------------------------------------------------------------------
 Sold                         4,883,642,642  $ 4,883,642,642   4,987,504,366   $ 4,987,504,366
 Dividends and/or
 distributions reinvested        12,855,713       12,855,713      22,420,085        22,420,085
 Redeemed                    (4,843,440,860)  (4,843,440,860) (5,008,435,611)   (5,008,435,611)
                             ------------------------------------------------------------------
 Net increase                    53,057,495  $    53,057,495       1,488,840   $     1,488,840
                             ------------------------------------------------------------------


--------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; and 0.325% of net assets in excess of $2 billion. Under the agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by

16 | CENTENNIAL TAX EXEMPT TRUST

 $100,000 based on average net assets computed daily and paid monthly at the annual rates, however, the annual fee cannot be less than $0.
--------------------------------------------------------------------------------
 Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee.
    SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Trust. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Service Plan (12b-1) Fees. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 0.20% of the average annual net assets of the Trust. During the year ended June 30, 2003, the Trust paid $8,706 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.


17 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Centennial Tax Exempt Trust:
 We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Tax Exempt Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


 Deloitte & Touche LLP

 Denver, Colorado
 July 22, 2003


18 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2003. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.
    None of the dividends paid by the Trust during the year ended June 30, 2003 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Trust's Form N-PX filing will be available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

19 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with                       Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Trust, Length of Service, Age                     by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                                       The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                                          Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                                   Formerly, Chief Executive Officer (until August 27, 2002) of the Board II Funds,
Chairman and Trustee                              President and a director (until 1997) of the Manager and Vice Chairman (until
(since 1981)                                      January 2, 2002) of OppenheimerFunds, Inc. (of which the Manager is a
Age: 69                                           wholly-owned investment advisory subsidiary). Oversees 42 portfolios in the
                                                  OppenheimerFunds complex.

William L. Armstrong,                             Chairman of the following private mortgage banking companies: Cherry Creek
Vice Chairman (since 2003)                        Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
and Trustee (since 1999)                          The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
Age: 66                                           (since 1997); Chairman of the following private companies: Great Frontier
                                                  Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                                  Broadway Ventures (since 1984); a director of the following public companies:
                                                  Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                                                  and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a
                                                  Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                                  Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), International
                                                  Family Entertainment (television channel) (1992-1997) and Natec Resources, Inc.
                                                  (air pollution control equipment and services company) (1991-1995), Frontier
                                                  Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                                  Title (title insurance agency) (1995-June 1999); a U.S. Senator (January
                                                  1979-January 1991). Oversees 42 portfolios in the OppenheimerFunds complex.



Robert G. Avis,                                   Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1993)                              of private equity funds) (until February 2001); Chairman, President and Chief
Age: 72                                           Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice
                                                  Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards &
                                                  Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of
                                                  A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                                  (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and
                                                  A.G. Edwards Trust Company. Oversees 42 portfolios in the OppenheimerFunds complex.


George C. Bowen,                                  Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice
Trustee (since 1997)                              President (from September 1987) and Treasurer (from March 1985) of
Age: 66                                           OppenheimerFunds, Inc; Vice President (from June 1983) and Treasurer (since
                                                  March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of
                                                  OppenheimerFunds, Inc., of which the Manager is an investment advisory subsidiary); Senior Vice President (since February 1992), Treasurer (since July
                                                  1991) Assistant Secretary and a director (since December 1991) of the Manager;
                                                  Vice President (since October 1989) and Treasurer (since April 1986) of
                                                  HarbourView Asset Management Corporation (an investment advisory subsidiary of
                                                  OppenheimerFunds, Inc.); President, Treasurer and a director (June 1989-January
                                                  1990) of Centennial Capital Corporation (a prior investment advisory subsidiary of OppenheimerFunds, Inc.); Vice President and Treasurer (since August 1978) and
                                                  Secretary (since April 1981) of Shareholder Services, Inc., and Vice President,
                                                  Treasurer and Secretary (since November 1989) of Shareholder Financial Services,
                                                  Inc. (both are transfer agent subsidiaries of OppenheimerFunds, Inc.); Assistant
                                                  Treasurer (since March 1998) of Oppenheimer Acquisition Corp.


20 | CENTENNIAL TAX EXEMPT TRUST

George C. Bowen,                                  (OppenheimerFunds, Inc.'s parent holding company); Treasurer (since November
Continued                                         1989) of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of
                                                  OppenheimerFunds, Inc.); Vice President and Treasurer (since July 1996) of
                                                  Oppenheimer Real Asset Management, Inc. (an investment advisory subsidiary of
                                                  OppenheimerFunds, Inc.); Treasurer (since October 1997) of OppenheimerFunds
                                                  International Ltd. and Oppenheimer Millennium Funds plc (offshore fund management subsidiaries of OppenheimerFunds, Inc.). Oversees 42 portfolios in the OppenheimerFunds complex.



Edward L. Cameron,                                A member of The Life Guard of Mount Vernon, George Washington's home (since June
Trustee (since 1999)                              2000). Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and its
Age: 64                                           subsidiaries (a privately held biotech company); a partner with
                                                  PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman
                                                  (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry
                                                  Services Group. Oversees 42 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                                    Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a
Trustee (since 1990)                              not-for-profit foundation); and a director (since October 1999) of P.R.
Age: 61                                           Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October
                                                  1996) and President and Chief Executive Officer (until October 1995) of
                                                  OppenheimerFunds, Inc.; President, Chief Executive Officer and a director of
                                                  Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder
                                                  Financials Services, Inc. (until October 1995). Oversees 42 portfolios in the
                                                  OppenheimerFunds complex.

Sam Freedman,                                     Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1996)                              Formerly (until October 1994) Mr. Freedman held several positions in subsidiary
Age: 62                                           or affiliated companies of OppenheimerFunds, Inc. Oversees 42 portfolios in the
                                                  OppenheimerFunds complex.

Beverly L. Hamilton,                              Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2002)                              Investment Fund (open-end investment companies); Director of MML Services (since
Age: 56                                           April 1987) and America Funds Emerging Markets Growth Fund (since October 1991)
                                                  (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula,
                                                  (since February 2002); a trustee (since February 2000) of Monterey International
                                                  Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit.
                                                  Mrs. Hamilton also is a member of the investment committees of the Rockefeller
                                                  Foundation, the University of Michigan and Hartford Hospital. Formerly,
                                                  President (February 1991-April 2000) ARCO Investment Management Company.
                                                  Oversees 43 portfolios in the OppenheimerFunds complex.

Robert J. Malone,                                 Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S.
Trustee (since 2002)                              Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization)
Age: 58                                           (since 1986) and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000). Formerly, Chairman of U.S. Bank (a subsidiary of
                                                  U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April 1, 1999) and
                                                  a director of Commercial Assets, Inc. (a REIT) (1993-2000). Oversees 43
                                                  portfolios in the OppenheimerFunds complex.



21 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

F. William Marshall, Jr.,                        Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2000)                             Investment Fund (open-end investment companies); Trustee (since 1987), Chairman
Age: 61                                          of the Board (since 2003) and Chairman of the investment committee (since 1994)
                                                 for the Worcester Polytech Institute; President and Treasurer (since January
                                                 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since
                                                 1995) of the Springfield Library and Museum Association; Trustee (since 1996) of the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003);
                                                 Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS
                                                 Bank); President, Chief Executive Officer and Director (May 1993-December 1998)
                                                 of SIS Bankcorp, Inc. and SIS Bank (formerly Springfield Institution for
                                                 Savings) and Executive Vice President (January 1999-July 1999) of Peoples
                                                 Heritage Financial Group, Inc. Oversees 42 portfolios in the OppenheimerFunds complex.


----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                               The address of Mr. Grabish in the chart below is 6803 S. Tucson Way, Centennial,
                                                 CO 80112-3924. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

Richard F. Grabish,                              Senior Vice President, Assistant Director of Sales and Marketing (since March
Trustee (since 2001)                             1997), and Manager of Private Client Services (since June 1985) for A.G. Edwards
Age: 54                                          & Sons, Inc. (broker/dealer and investment firm). Chairman and Chief Executive
                                                 Officer (since March 2001) of A.G. Edwards Trust Company; Director (since March
                                                 1988) of A.G. Edwards & Sons, Inc. Formerly (until March 1987) President and
                                                 Vice Chairman of A.G. Edwards Trust Company. Oversees 6 portfolios in the
                                                 OppenheimerFunds complex.


----------------------------------------------------------------------------------------------------------------------------------
OFFICERS                                         The address of the Officers in the chart below is as follows: for Messrs. Murphy and Zack, 498 Seventh Avenue, New York, NY 10018, for Messrs. Carbuto and
                                                 Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

John V. Murphy,                                  Director (since November 2001) of the Manager; Chairman, Chief Executive Officer
President (since 2001)                           and director (since June 2001) and President (since September 2000) of
Age: 53                                          OppenheimerFunds, Inc.; President and a trustee or director of other Oppenheimer funds; President and a director (since July 2001) of Oppenheimer Acquisition
                                                 Corp. and of Oppenheimer Partnership Holdings, Inc.; a director (since November
                                                 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a director (since July
                                                 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.;
                                                 President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by OppenheimerFunds, Inc.); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                                 Institutional Asset Management, Inc. (since November 2001), HarbourView Asset
                                                 Management Corporation and OFI Private Investments, Inc. (since July 2002);
                                                 President (since November 1, 2001) and a director (since July 2001) of
                                                 Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of
                                                 Trinity Investment Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of OppenheimerFunds, Inc.); Executive Vice President (since
                                                 February 1997) of Massachusetts Mutual Life Insurance Company (OppenheimerFunds,
                                                 Inc.'s parent company); a director (since June 1995) of DLB Acquisition
                                                 Corporation (a holding company that owns shares of David L. Babson & Company,
                                                 Inc.); formerly Chief Operating Officer (September 2000-June 2001) of
                                                 OppenheimerFunds, Inc.; President and trustee (November 1999-November 2001) of
                                                 MML Series Investment Fund and


22 | CENTENNIAL TAX EXEMPT TRUST

John V. Murphy,                                  MassMutual Institutional Funds (open-end investment companies); a director
Continued                                        (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                                 Executive Officer and director (September 1999-August 2000) of MML Bay State
                                                 Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp). An officer of 90 portfolios in the OppenheimerFunds complex.

Michael A. Carbuto,                              Vice President (since May 1988) of OppenheimerFunds, Inc.; an officer of 3
Vice President (since 1990)                      portfolios in the OppenheimerFunds complex; formerly Vice President of the
Age: 47                                          Distributor (May 1988 - September 1999).

Brian W. Wixted,                                 Senior Vice President and Treasurer (since March 1999) of OppenheimerFunds,
Treasurer (since 1999)                           Inc.; Treasurer (since March 1999) of HarbourView Asset Management Corporation,
Age: 43                                          Shareholder Services, Inc., Oppenheimer Real Asset Manage- ment Corporation,
                                                 Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings, Inc.,
                                                 OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
                                                 Ltd. and Oppenheimer Millennium Funds plc (since May 2000), offshore fund management subsidiaries of OppenheimerFunds, Inc., and OFI Institutional Asset
                                                 Management, Inc. (since November 2000), an investment advisory subsidiary of
                                                 OppenheimerFunds, Inc.; Treasurer and Chief Financial Officer (since May 2000)
                                                 of Oppenheimer Trust Company, a trust company subsidiary of OppenheimerFunds,
                                                 Inc.; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp.
                                                 and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and
                                                 Chief Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual
                                                 Fund Services Division. An officer of 90 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                                  General Counsel (since November 2001) of the Manager; Senior Vice President
Vice President and Secretary                     (since May 1985) and General Counsel (since February 2002) of OppenheimerFunds,
(since 2001)                                     Inc.; General Counsel and a director (since November 2001) of OppenheimerFunds
Age: 54                                          Distributor, Inc.; Senior Vice President and General Counsel (since November
                                                 2001) of HarbourView Asset Management Corporation; Vice President and a director
                                                 (since November 2000) of Oppenheimer Partnership Holdings, Inc.; Senior Vice
                                                 President, General Counsel and a director (since November 2001) of Shareholder
                                                 Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments,
                                                 Inc., Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.; a
                                                 director (since November 2001) of Oppenheimer Real Asset Management, Inc.;
                                                 Assistant Secretary and a director (since November 2001) of OppenheimerFunds
                                                 International Ltd.; Vice President (since November 2001) of OppenheimerFunds
                                                 Legacy Program; Secretary (since November 2001) of Oppenheimer Acquisition
                                                 Corp.; formerly Acting General Counsel (November 2001-February 2002) and
                                                 Associate General Counsel (May 1981-October 2001) of OppenheimerFunds, Inc.;
                                                 Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                                                 Shareholder Financial Services, Inc. (November 1989-November 2001);
                                                 OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
                                                 (October 1997-November 2001). An officer of 90 portfolios in the
                                                 OppenheimerFunds complex.

The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and is available without charge upon request.

23 | CENTENNIAL TAX EXEMPT TRUST

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)